Cover	6 Months Ended
Jun. 30, 2021
Document And Entity Information [Abstract]
Document type	6-K
Document period end date	Jun. 30, 2021
Amendment flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity registrant name	Diana Shipping Inc.
Entity central index key	0001318885
Current fiscal year end date	--06-30